Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of revenue [text block] [Abstract]
Revenue

5. Revenue

5.1 Disaggregated revenue information

The following is an analysis of the Group’s revenue for the year from continuing operations. Management assesses and monitors the revenue performance of the Group as a single segment.

	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000	Year ended December 31 2019 £’000
Type of goods
Retail	500,607	150,420	1,078
Wholesale	104,150	8,667	90
Other sales	63,057	3,121	8
	667,814	162,208	1,176

Geographical markets
UK	655,423	162,208	1,176
Europe	12,391	-	-
	667,814	162,208	1,176

Recognition of revenue
Revenue from contracts with customers	647,043	162,208	1,176
Other revenue	20,771	-	-
	667,814	162,208	1,176

5.2 Contract balances

	At December 31 2021 £’000	At December 31 2020 £’000	At December 31 2019 £’000

Trade receivables	14,797	7,243	291
Contract assets	3,451	599	8
Contract liabilities	(7,911)	(9,059)	(385)

All contract assets and liabilities are short term in nature and are derecognized within one month of the reporting period end across both 2021, 2020 and 2019 financial years.

Revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the year-end is summarized as below.

	Within one month as at December 31, 2021	Within one month as at December 31, 2020	Within one month as at December 31, 2019
	£’000	£’000	£’000

Undelivered vehicles	7,911	9,059	385